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                             Cash Accumulation Trust
                               100 Mulberry Street
                         Gateway Center Three, 4th Floor
                          Newark, New Jersey 07102-4077



                                                   December 6, 2000



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     RE: Cash Accumulation Trust (the "Fund")
         Registration Nos. 2-91889 and 811-4060
         --------------------------------------


Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 28 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 28 to the Fund's registration statement was filed electronically via the EDGAR system on November 30, 2000.


                                                Sincerely,


                                                /s/ Robert C. Rosselot
                                                ----------------------
                                                Robert C. Rosselot
                                                Secretary